Other disclosures - Subsidiaries and other Investments (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Aeovian Pharmaceuticals Inc., San Francisco, USA
Interests in other entities
Voting rights % held in other investments	4.80%	5.83%
AgroBio SAS, Paris, France
Interests in other entities
Voting rights % held in other investments	10.03%
Blacksmith Medicines Inc. San Diego, USA
Interests in other entities
Voting rights % held in other investments	15.10%	15.01%
Cajal Neuroscience Inc., Seattle, USA
Interests in other entities
Voting rights % held in other investments	2.27%	1.82%
Carrick Therapeutics Ltd., Dublin, Ireland
Interests in other entities
Voting rights % held in other investments	4.56%	4.45%
Exscientia plc (before: Exscientia Ltd.), Oxford, UK
Interests in other entities
Voting rights % held in other investments	11.70%
Fibrocor LLP, Toronto, Canada
Interests in other entities
Voting rights % held in other investments	16.26%	16.00%
Fibrocor Therapeutics Inc., Toronto, Canada
Interests in other entities
Voting rights % held in other investments	8.73%	8.88%
Forge Therapeutics, Inc., San Diego, USA
Interests in other entities
Voting rights % held in other investments	15.04%	14.90%
Immunitas, Therapeutics, Inc., Waltham, USA
Interests in other entities
Voting rights % held in other investments	5.86%	7.29%
Leon Nanodrugs GmbH, Mnchen, Germany
Interests in other entities
Voting rights % held in other investments	12.43%	7.82%
Mission BioCapital V LP, Cambridge, USA
Interests in other entities
Voting rights % held in other investments	3.64%	7.22%
OxVax Limited, Oxford, UK
Interests in other entities
Voting rights % held in other investments	4.42%
Ananke Therapeutics Inc, Boston, USA
Interests in other entities
Voting rights % held in associates and joint ventures	22.70%
Autobahn Labs, Palo Alto, USA
Interests in other entities
Voting rights % held in associates and joint ventures	25.58%	39.29%
Breakpoint Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	34.61%	47.70%
Celmatix Inc., New York, USA
Interests in other entities
Voting rights % held in associates and joint ventures	23.75%	25.05%
Curexsys GmbH, Gttingen, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	39.82%	39.82%
Dark Blue Therapeutics LTD, Oxford, UK
Interests in other entities
Voting rights % held in associates and joint ventures	17.11%	18.67%
Eternygen GmbH, Berlin, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	24.97%	24.97%
Exscientia plc (before: Exscientia Ltd.), Oxford, UK
Interests in other entities
Voting rights % held in associates and joint ventures		20.32%
FSHD Unlimited Coop, Leiden, Netherlands
Interests in other entities
Voting rights % held in associates and joint ventures	21.46%	21.09%
NephThera GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	50.00%	50.00%
Pancella Inc, Toronto, Canada
Interests in other entities
Voting rights % held in associates and joint ventures	12.69%	13.06%
Quantro Therapeutics GmbH, Wien, Austria
Interests in other entities
Voting rights % held in associates and joint ventures	34.52%	24.99%
Topas Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	22.14%	21.13%
Aptuit Global LLC, Princeton, USA
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Aptuit (Verona) SRL, Verona, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Aptuit (Oxford) Ltd., Abingdon, UK
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Aptuit (Switzerland) AG, Basel, Switzerland
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Aptuit (Potters Bar) Ltd, Abingdon, UK
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Cyprotex Discovery Ltd., Manchester, UK
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Cyprotex Ltd., Manchester, UK
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Cyprotex US, LLC., Watertown, USA
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec (France) SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec ID (Lyon) SAS, Marcy l'Etoile, France
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec (Hamburg) GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec GT GmbH, Orth an der Donau, Austria
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec (India) Private Limited, Thane, India*
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec International GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec (Munchen) GmbH, Martinsried, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec (UK) Ltd., Abingdon, UK
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Evotec (US), Inc., Princeton, USA
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
J.POD-Evotec Biologics Inc., Seattle, USA
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Just-Evotec Biologics, Inc, Seattle, USA
Interests in other entities
Voting rights % held in subsidiary	100.00%	100.00%
Just-Evotec Biologics EU SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%